Standards issued but not yet effective	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Standards issued but not yet effective
6.	Standards issued but not yet effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective
Amendments to IAS 1
- Classification of Liabilities as Current or
Non-current
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1
Presentation of Financial Statements
to specify the requirements for classifying liabilities as current or non-current
and apply for annual reporting periods beginning on or after January 2023. The amendments clarify:

•	What is meant by a right to defer settlement.

•	That a right to defer must exist at the end of the reporting period.

•	That classification is unaffected by the likelihood that an entity will exercise its deferral right.

•	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification
However, the IASB has subsequently proposed further amendments to IAS 1 and the deferral on the effective date to no earlier than January 2024. Due to these ongoing developments, the Company is unable to determine the impacts of these amendments on the consolidated financial statements in the period of initial application.
Amendments to IAS 8 -
Definition of Accounting Estimates
In February 2021, the IASB issued amendments to IAS 8, in which it introduces a definition of ‘accounting estimates’. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates.
The amendments are effective for annual reporting periods beginning on or after 1 January 2023 and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Earlier application is permitted as long as this fact is disclosed.
The amendments are not expected to have a material impact on the Company.
Amendments to IAS 1 and IFRS Practice Statement 2 -
Disclosure of Accounting Policies
-
In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.
The amendments to IAS 1 are applicable for annual periods beginning on or after 1 January 2023 with earlier application permitted. Since the amendments to the Practice Statement 2 provide non-mandatory
guidance on the application of the definition of material to accounting policy information, an effective date for these amendments is not necessary.
The Company will be assessing the impact of the amendments to determine the impact they will have on the Company’s accounting policy disclosures.

Amendments to IAS 12
Deferred Tax related to Assets and Liabilities arising from a Single Transaction
In May 2021 the IASB issued the amendments to IAS 12 Income Taxes require companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities.
The amendments apply for annual reporting periods beginning on or after 1 January 2023, and1 January 2023 and should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognize deferred tax assets (to the extent that it is probable that they can be utilized) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with:

•	Right-of-use assets and lease liabilities, and

•	Decommissioning, restoration and similar liabilities, and the corresponding amounts recognized as part of the cost of the related assets.
The cumulative effect of recognizing these adjustments is recognized in retained earnings, or another component of equity, as appropriate.
The Company is currently assessing the impact of the amendment, there will be an impact on retained earnings, for the initial recognition of the deferred tax liability related to the taxable temporary difference in relation to the ROU and a deferred tax asset for the deductible temporary difference in relation to the lease liability, but will not be material in the consolidated financial statements.
Amendment to IFRS 16 -
Lease Liability in a Sale and Leaseback
In September 2022, the IASB issued Lease Liability in a Sale and Leaseback. The amendment to IFRS 16 Leases specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognise any amount of the gain or loss that relates to the right of use it retains. These amendments explain how an entity accounts for a sale and leaseback after the date of the transaction. Sale and leaseback transactions where some or all the lease payments are variable lease payments that do not depend on an index or rate are most likely to be impacted.
The amendment applies retrospectively to annual reporting periods beginning on or after 1 January 2024. Earlier application is permitted.
During 2022, the Company entered into sale and lease back transactions, howewer we do not expect impacts for the adoption of this amendment since the lease payments on these transactions are fixed.
Amendment to IAS 1 -
Non current liabilities with covenants
In November 2022, the IASB issued Non current liabilities with covenants, in the amendments, the Board clarifies that only covenants with which an entity must comply on or before the reporting date will affect a liability’s classification as current or non-current.
The amendments will be effective for annual reporting periods beginning on or after 1 January 2024 and will need to be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Early adoption is permitted, but will need to be disclosed.
The amendment is not expected to have a material impact on the consolidated financial statements.